Offerings - Offering: 1	Nov. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share, Pulmonx Corporation 2025 Inducement Plan
Amount Registered | shares	3,200,000
Proposed Maximum Offering Price per Unit	1.39
Maximum Aggregate Offering Price	$ 4,448,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 614.27
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, $0.001 par value per share (the "Common Stock"), of Pulmonx Corporation (the "Registrant") that become issuable pursuant to the Registrant's 2025 Inducement Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Common Stock, as applicable. (2) Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $1.39 per share of Common Stock, the average of the high and low prices of the Common Stock as reported on The Nasdaq Global Select Market on November 21, 2025, a date that is within five business days prior to the date on which this Registration Statement is being filed. (3) Represents shares of Common Stock reserved for issuance pursuant to future awards under the Plan.